Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Detail) - CNY (¥) ¥ in Millions				12 Months Ended
		Oct. 31, 2017	Oct. 30, 2017	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				¥ 2,897,591		¥ 2,696,951
Total liabilities				2,572,281		2,389,303
Total equity				325,310		307,648	¥ 326,214	¥ 287,331
Accumulated amount of impairment				(1,010)
Net carrying value of the investments				161,472		119,766	47,175
Total revenues				643,355		540,781	507,449
Net Profit/(loss)				32,752		19,585	35,187
Other comprehensive income				(7,926)		(25,776)	7,137
Total comprehensive income				24,826		(6,191)	¥ 42,324
China Life (Sanya) Health Investment Co. Ltd ("Sanya Company") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				888		799
Total liabilities				317		208
Total equity				571		591
Total equity attributable to equity holders of the associates and joint ventures				571		591
Total adjustments	[1]			0		0
Total equity attributable to equity holders of the associates and joint ventures after adjustments				¥ 571		¥ 591
Proportion of the Group's ownership				51.00%		51.00%
Gross carrying value of the investments				¥ 291		¥ 301
Accumulated amount of impairment				0		0
Net carrying value of the investments				291		301
Total revenues				0		1
Net Profit/(loss)				(20)		(9)
Other comprehensive income				0		0
Total comprehensive income				(20)		(9)
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				2,072,915		2,047,592
Total liabilities				1,959,069		1,941,618
Total equity				113,846		105,974
Total equity attributable to equity holders of the associates and joint ventures				113,846		105,974
Total adjustments	[1]			2,267		3,163
Total equity attributable to equity holders of the associates and joint ventures after adjustments				¥ 116,113		¥ 109,137
Proportion of the Group's ownership				43.686%	[2]	43.686%
Gross carrying value of the investments				¥ 53,459		¥ 50,229
Accumulated amount of impairment				0		0
Net carrying value of the investments	[2]			53,459		50,229
Total revenues				50,531		55,276
Net Profit/(loss)				10,204		9,504
Other comprehensive income				(2,332)		(1,070)
Total comprehensive income				7,872		8,434
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				191,894		151,265
Total liabilities				133,166		101,935
Total equity				58,728		49,330
Total equity attributable to equity holders of the associates and joint ventures				48,502		43,999
Total adjustments	[1]			(2,617)		(1,576)
Total equity attributable to equity holders of the associates and joint ventures after adjustments				¥ 45,885		¥ 42,423
Proportion of the Group's ownership				29.79%	[3]	29.991%
Gross carrying value of the investments				¥ 14,636		¥ 13,690
Accumulated amount of impairment				(1,010)		(1,010)
Net carrying value of the investments	[3]			13,626		12,680
Total revenues				49,236		37,748
Net Profit/(loss)				6,259		4,446
Other comprehensive income				912		(164)
Total comprehensive income				7,171		4,282
China Life Property and Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				79,601		72,773
Total liabilities				59,138		52,950
Total equity				20,463		19,823
Total equity attributable to equity holders of the associates and joint ventures				20,463		19,823
Total adjustments	[1]			0		0
Total equity attributable to equity holders of the associates and joint ventures after adjustments				¥ 20,463		¥ 19,823
Proportion of the Group's ownership				40.00%		40.00%
Gross carrying value of the investments				¥ 8,185		¥ 7,929
Accumulated amount of impairment				0		0
Net carrying value of the investments				8,185		7,929
Total revenues				61,142		55,728
Net Profit/(loss)				820		1,157
Other comprehensive income				(35)		(526)
Total comprehensive income				785		631
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				10,651		11,287
Total liabilities				8,020		8,710
Total equity				2,631		2,577
Total equity attributable to equity holders of the associates and joint ventures				2,631		2,496
Total adjustments	[1]			0		0
Total equity attributable to equity holders of the associates and joint ventures after adjustments				¥ 2,631		¥ 2,496
Proportion of the Group's ownership				35.00%		35.00%
Gross carrying value of the investments				¥ 1,466		¥ 1,419
Accumulated amount of impairment				0		0
Net carrying value of the investments				1,466		1,419
Total revenues				399		375
Net Profit/(loss)				135		66
Other comprehensive income				0		0
Total comprehensive income				135		66
Sinopec Sichuan to East China Gas Pipeline Co. Ltd ("Pipeline Company") [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				36,243		37,231
Total liabilities				934		5,014
Total equity				35,309		32,217
Total equity attributable to equity holders of the associates and joint ventures				35,309		32,217
Total adjustments	[1]			676		0
Total equity attributable to equity holders of the associates and joint ventures after adjustments				¥ 35,985		¥ 32,217
Proportion of the Group's ownership				43.86%		43.86%
Gross carrying value of the investments				¥ 21,347		¥ 20,000
Accumulated amount of impairment				0		0
Net carrying value of the investments				21,347		20,000
Total revenues				5,644		2,339
Net Profit/(loss)				3,055		631
Other comprehensive income				0		0
Total comprehensive income				3,055		¥ 631
China Unicom [member]
Disclosure of Significant Investments in Associates and Joint Ventures [Line Items]
Total assets				573,617
Total liabilities				266,599
Total equity				307,018
Total equity attributable to equity holders of the associates and joint ventures				135,393
Total adjustments	[1]			0
Total equity attributable to equity holders of the associates and joint ventures after adjustments				¥ 135,393
Proportion of the Group's ownership		10.56%	0.08%	10.56%	[4]
Gross carrying value of the investments				¥ 21,783
Accumulated amount of impairment				0
Net carrying value of the investments	[4]			21,783
Total revenues				274,829
Net Profit/(loss)				1,684
Other comprehensive income				(230)
Total comprehensive income				¥ 1,454

[1]	(i) Including adjustments for the difference of accounting policies, fair value and others.
[2]	The Company proposed to subscribe for 1,869,586,305 additional shares offering of CGB at no more than RMB7.01 per share, with a total consideration of RMB13.2 billion. The specific subscription price and quantity will be subject to the adjustment based on the valuation result filed to state-owned assets authority. Upon the completion of transaction, the Company will hold 43.686% of CGB's ownership interest, unchanged from prior to the transaction. As at 31 December 2017, the transaction has been reviewed and approved by the Board of Directors of the Company, and the relevant parties of the transaction have not entered into the contracts.
[3]	The 2016 final dividend of HKD0.12 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2017. The Company received a cash dividend amounting to RMB239 million. The 2017 interim dividend of HKD0.167 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 23 August 2017. The Company received a cash dividend amounting to RMB314 million. Sino-Ocean, the Group's associate is listed in Hong Kong. On 29 December 2017 (the last trading day in 2017), the stock price of Sino-Ocean was HKD5.39 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2017. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2017.
[4]	On 16 August 2017, the Company entered into an agreement to acquire 3,177,159,590 non-public offering of A ordinary shares of China Unicom, with a total consideration of RMB21.7 billion to participate into the Mixed Ownership Reform of China Unicom. Upon the completion of the transaction as at 31 October 2017, the Group's share percentage of China Unicom increased from 0.08% to 10.56%, making the Company the second largest shareholder of China Unicom. In accordance with the articles of China Unicom, the Company is entitled to nominate candidates for the Board of Directors and Supervisors. The candidate of Board of Directors nominated by the Company was approved in the General Meeting of China Unicom on 8 February 2018. The management considered that the Group can exert significant influence upon China Unicom, and therefore accounted for it as an associate. On 29 December 2017 (the last trading day in 2017), the stock price of China Unicom was RMB6.33 per share. As at 31 December 2017, the Company had not yet completed the valuation for fair value of the identifiable net assets of China Unicom.